Investment Objectives and Goals	Jul. 25, 2025
Buffalo Blue Chip Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	BUFFALO BLUE CHIP GROWTH FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Buffalo Blue Chip Growth Fund (“Blue Chip Growth Fund” or the “Fund”) is long-term growth of capital.
Buffalo High Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	BUFFALO HIGH YIELD FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Buffalo High Yield Fund (“High Yield Fund” or the “Fund”) is current income,
Objective, Secondary [Text Block]	with long-term growth of capital as a secondary objective.
Buffalo Early Stage Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	BUFFALO EARLY STAGE GROWTH FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Buffalo Early Stage Growth Fund (“Early Stage Growth Fund” or the “Fund”) is long-term growth of capital.
Buffalo International Fund
Prospectus [Line Items]
Risk/Return [Heading]	BUFFALO INTERNATIONAL FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Buffalo International Fund (“International Fund” or the “Fund”) is long-term growth of capital.
Buffalo Flexible Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	BUFFALO FLEXIBLE ALLOCATION FUND
Objective [Heading]	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	The investment objective of the Buffalo Flexible Allocation Fund (“Flexible Allocation Fund” or the “Fund”) is the generation of high current income and,
Objective, Secondary [Text Block]	as a secondary objective, the long-term growth of capital.
Buffalo Mid Cap Discovery Fund
Prospectus [Line Items]
Risk/Return [Heading]	BUFFALO MID CAP DISCOVERY FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Buffalo Mid Cap Discovery Fund (“Mid Cap Discovery Fund” or the “Fund”) is long-term growth of capital.
Buffalo Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	BUFFALO GROWTH FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Buffalo Growth Fund (“Growth Fund” or the “Fund”) is long-term growth of capital.
Buffalo Mid Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	BUFFALO MID CAP GROWTH FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Buffalo Mid Cap Growth Fund (“Mid Cap Growth Fund” or the “Fund”) is long-term growth of capital.
Buffalo Growth & Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	BUFFALO GROWTH & INCOME FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Buffalo Growth & Income Fund (the “Growth & Income Fund” or the “Fund”) is current income,
Objective, Secondary [Text Block]	with long-term growth of capital as a secondary objective.
Buffalo Small Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	BUFFALO SMALL CAP GROWTH FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Buffalo Small Cap Growth Fund (“Small Cap Growth Fund” or the “Fund”) is long-term growth of capital.